PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 11. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,923,152	¥4,741,366	$670,657
Office equipment and fixtures	1,350,235	1,436,210	203,149
Production equipment	2,580,628	30,181,761	4,269,154
Total property and equipment	8,854,015	36,359,337	5,142,960
Less: Accumulated depreciation	(5,192,694)	(6,602,458)	(933,905)
Property and equipment, net	¥3,661,321	¥29,756,879	$4,209,055
Construction in progress	¥21,524,994	¥—	$—

On August 4, 2017, Gan Su BHD purchased the land use right of state-owned construction land in Yumen, Gan Su, in the amount of  ¥1,361,969  ($192,648). The land use right was intended to establish production line of the oily sludge disposal projects. As of June 30, 2020, the main construction of the project has completed, and the total cost incurred in the project was ¥27.2 million  ($3.8 million). Currently, Gan Su BHD has received its hazardous waste operating permit. The project has been ready for its intended use and put into production in January 2020, and at the same time, the cost of the project was transferred from construction in progress to production equipment.

Depreciation expenses was ¥1,092,206,  ¥1,096,772 and ¥1,582,461 ($223,836) for the years ended June 30, 2018, 2019 and 2020.

Gain from property and equipment disposal was ¥78,285, ¥Nil and ¥89,156 ($12,611)  for the years ended June 30, 2018, 2019 and 2020, respectively.